Basis of preparation and material accounting policies	12 Months Ended
Dec. 31, 2025
Accounting policies [Abstract]
Basis of preparation and material accounting policies
2. BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICIES
(1) Basis of presentation
The Group’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) Accounting Standards as issued by the International Accounting Standards Board (“IASB”).
The Group operates primarily in Korea and its official accounting records are maintained in Korean Won. The United States dollar (“U.S. dollar” or “US$” or “USD”) amounts are provided herein as supplementary information solely for the convenience of readers outside Korea. Korean Won amounts are expressed in U.S. Dollars at the rate of 1,444.55
Korean Won
to US$1.00, the noon buying exchange rate in effect on
December 31, 2025
, as quoted by the Federal Reserve Bank of New York in the United States. Such convenience translation into U.S. Dollars should not be construed as representations that Korean Won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.
The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.
The consolidated financial statements, as described in following paragraphs of accounting policy, are prepared at the end of each reporting period in historical cost basis, except for certain non-current assets and financial assets that are either revalued or measured in fair value. Historical cost is generally measured at the fair value of consideration given to acquire assets.

Meanwhile, the consolidated financial statements of the
Group
were

certificated by management on April 22, 2026.
1) The standards and interpretations that are newly adopted by the Group during the current period, and the changes in accounting policies thereof are as follows:

①	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates — Lack of Exchangeability
When an entity estimates a spot exchange rate because exchangeability between two currencies is lacking, the entity shall disclose related information. The amendment to this standard does not have any significant impact on the consolidated financial statements.

②	Amendments to IFRS 17 ‘Insurance Contracts’
If the estimation techniques used for inputs in measuring insurance contracts differ from the fundamental estimation techniques required by insurance-related regulations, and if such differences and their effects on the consolidated financial statements are considered relevant and material to users of the financial statements, they shall be disclosed. The amendment to this standard does not have any significant impact on the consolidated financial statements.

2) The details of IFRSs that have been issued and published as of December 31, 2025 but have not yet reached the effective date, and which the Group has not early adopted are as follows:

①	Amendments to IFRS 9 Financial Instruments , IFRS 7 Financial Instruments: Disclosures
IFRS 9
Financial Instruments
and IFRS 7
Financial Instruments: Disclosures
have been amended to respond to recent questions arising in practice, and to include new requirements. The amendments should be applied for annual periods beginning on or after January 1, 2026, and earlier application is permitted. The Group does not expect the amendments to have a significant impact on the consolidated financial statements. These amendments:

•	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

•	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

•
add new disclosures of impact on the entity and the extent to which the entity is exposed for each type of financial instruments if the timing or amount of contractual cash flow changes due to amendment of contract term; and

•	update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

②	Annual Improvements to IFRS Accounting Standards – Volume 11
The Annual Improvements to International Financial Reporting Standards (IFRS) are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The group determined that the amendments are not expected to materially impact the group’s financial statements.

•
IFRS 1,
‘First-time Adoption of International Financial Reporting’
– to improve consistency between IFRS 1 and IFRS 9,
‘Financial Instruments’
, in relation to the requirements for hedge accounting, and to improve the understandability of IFRS 1;

•	IFRS 7, ‘Financial Instruments: Disclosures’ – to improve consistency in the language used in IFRS 7 with the language used in IFRS 13, ‘Fair Value Measurement’ ;

•
IFRS 9 – to clarify how a lessee accounts for the derecognition of a lease liability when it is extinguished, and to address an inconsistency between IFRS 9 and IFRS 15,
‘Revenue from Contracts with Customers’
, in relation to the term ‘transaction price’;

•	IFRS 10, ‘Consolidated Financial Statements’ – to clarify the requirements in relation to determining de facto agents of an entity; and

•	IAS 7, ‘Statement of Cash Flows’ – to replace the term ‘cost method’ with ‘at cost’, since the term is no longer defined in IFRS Accounting Standards.

③	Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures—Contracts Referencing Nature-dependent Electricity
Contracts referencing nature-dependent electricity are defined contracts that expose an entity to variability in the underlying amount of electricity because the source of electricity generation depends on uncontrollable natural conditions (for example, the weather). The amendments clarify that ‘contracts to buy or sell such electricity’ are assessed for eligibility under the own-use exemption. In addition, the amendments modify hedge accounting requirements by allowing an entity to designate as the hedged item a variable nominal amount of forecast electricity transactions that reflect the nature-dependent variability of electricity and introduce additional disclosure requirements. The amendments should be applied for annual periods beginning on or after January 1, 2026, and earlier application is permitted. The amendments do not have a significant impact on the financial statements.

④	Amendments to IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users.
Management is currently assessing the detailed implications of applying the new standard on the group’s consolidated financial statements. From the high-level preliminary assessment performed, the following potential impacts have been identified:

•
Although the adoption of IFRS 18 will have no impact on the group’s net profit, the group expects that grouping items of income and expenses in the statement of profit or loss into the new categories will impact how operating profit is calculated and reported.

The group will apply the new standard from its mandatory effective date of 1 January 2027. Retrospective application is required, and so the comparative information for the financial year ending 31 December 2026 will be restated in accordance with IFRS 18.
The group has not yet adopted IFRS 18 and is in the process of establishing a transition plan. The Group is preparing, as scheduled, its first interim financial statements in accordance with IFRS 18 for the period ending 31 March 2027, as well as its annual financial statements for the year ending 31 December 2027.
IFRS 18 is not expected to have a material impact on the group.

(2)	Basis of consolidated financial statement presentation
The consolidated financial statements consist of the financial statements of the parent company and the entities (including structured entities) controlled by the parent company (or its subsidiaries, which is the “Group”). Control is achieved where the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) able to use its power to affect its returns. The Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
When the Group has less than most of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Group considers all relevant facts and circumstances in assessing whether the Group’s voting rights in an investee are enough to give it power, including:

•	The relative size of the Group’s holding of voting rights and dispersion of holdings of the other vote holders;

•	Potential voting rights held by the Group, other vote holders or other parties;

•	Rights arising from other contractual arrangements;

•
Any additional facts and circumstances that indicate that the Group has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Income
 and expenses of subsidiaries acquired or disposed of during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date when the Group ceases to control the subsidiary. The carrying amount of the non-controlling interest after the acquisition is the amount initially recognized plus the amount of proportionate interest of the non-controlling interest in the changes in equity since the acquisition. Total comprehensive income of subsidiaries is attributed to the owner of the Group and to the non-controlling interests even if this results in the non-controlling interests having a negative (-) balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.
All intra-group transactions and, related assets and liabilities, income and expenses are eliminated in full on consolidation.
Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amount of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owner of the parent company.
When the Group loses control of a subsidiary, a gain or loss on disposal is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. When assets of the subsidiary are carried at revalued amounts or fair values and the related cumulative gain or loss has been recognized in other comprehensive income and accumulated in equity, the amounts previously recognized in other comprehensive income and accumulated in equity are accounted for as if the Group had directly disposed of the relevant assets (i.e. reclassified to profit or loss or transferred directly to retained earnings). The fair value of any investment retained in the former subsidiary at the date when control is lost is recognized as the fair value on initial recognition for subsequent accounting under IFRS 9
Financial
Instruments
or, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.

(3)	Business combinations
Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured as the sum of the acquisition-date fair values of the assets transferred by the Group in exchange for control of the acquiree, liabilities assumed by the Group for the former owners of the acquiree and the equity interests issued by the Group. Acquisition-related costs are generally recognized in profit or loss as incurred.
At the acquisition date, the acquiree’s identifiable acquires assets, liabilities and contingent liabilities are recognized at their fair value, except for the followings:

•
Deferred tax assets or liabilities and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12
Income Taxes
and IAS 19
Employee Benefits
, respectively;

•
Liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2
Share-based Payment
at the acquisition date; and

•	Non-current assets (or disposal groups) that are classified as held for sale are measured in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations
Any excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the Group’s previously held equity interest (if any) in the acquiree over the net of identifiable assets and liabilities assumed of the acquiree at the acquisition date is recognized as goodwill.
If, after reassessment, the Group’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree (if any), the excess is recognized immediately in net income as a bargain purchase gain.
The subsidiary’s non-controlling interests are identified separately from the Group’s equity. If the element of the non-controlling interest in the acquiree is the current interest at the acquisition date and the holder is entitled to a proportional share of the entity’s net assets, the non-controlling interest can be measured in 1) fair value or 2) proportionate share of the current equity instrument of the amount recognized for the acquiree’s identifiable net assets at the acquisition date. The selection of these metrics is made for each acquisition transaction. All other non-controlling interests are measured at fair value at the acquisition date. The carrying amount of the non-controlling interest after acquisition reflects the proportional interest of the non-controlling interest in changes in equity after acquisition in the initial recognition amount. Even if the non-controlling interest is a negative (-) balance, total comprehensive income is attributed to the non-controlling interest.
When the consideration transferred by the Group in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.
The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration other than the above is remeasured at subsequent reporting dates as appropriate, with the corresponding gain or loss being recognized in profit or loss.
When a business combination is achieved in stages, the Group’s previously held equity interest in the acquiree is remeasured at fair value at the acquisition date (i.e., the date when the Group obtains control) and the resulting gain or loss, if any, is recognized in net income (or other comprehensive income, if applicable). Amounts arising from changes in value of interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are recognized, identical to the treatment assuming interests are sold directly.
If the initial accounting for a business combination is not completed by the end of the reporting period in which the business combination occurred, the Group reports in consolidated financial statements the provisional amount of items that have not been accounted for. If there is new information about the facts and circumstances that existed as of the acquisition date during the measurement period (see above), the Group retrospectively adjusts the provisional amounts recognized at the acquisition date or recognizes additional assets and liabilities to reflect the information that would have affected the measurement of the amount recognized at the acquisition date if it had already known at the acquisition date.

(4)	Investments in joint ventures and associates
An associate is an entity over which the Group has significant influence, and that is not a subsidiary or a joint venture. Significant influence is the power to participate in making decision on the financial and operating policy of the investee but is not control or joint control over those policies.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to net assets relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
The net income of current period and the assets and liabilities of the joint ventures and associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. Under the equity method, an investment in the joint ventures and associates is initially recognized in the consolidated statements of financial position at cost and adjusted thereafter to recognize the Group’s share of the net assets of the joint ventures and associates and any impairment. When the Group’s share of losses of the joint ventures and associates exceeds the Group’s interest in the associate, the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint ventures and associates.
Investment in joint ventures and associates are accounted for and applied with the equity method from the time the investee becomes an associate or a joint venture.
Any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint ventures and associates recognized at the date of acquisition is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities over the cost of acquisition exists after the review, it is recognized immediately in net income.
The requirements of IAS 28—
Investments in Associates and Joint Ventures
to determine whether there has been a loss event are applied to identify whether it is necessary to recognize any impairment loss with respect to the Group’s investment in the joint ventures and associates. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36—
Impairment of Assets
as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount. Any impairment loss recognized is not allocated to any asset (including goodwill), which forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.
The Group ceases to use the equity method from the time it fails meet the definition of an associate or a joint venture. Upon a loss of significant influence over the joint ventures and associates, the Group discontinues the use of the equity method and measures at fair value of any investment that the Group retains in the former joint ventures and associates from the date when the Group loses significant influence. The fair value of the investment is regarded as its fair value on initial recognition as a financial asset in accordance with IFRS 9
Financial Instruments
; Recognition and Measurement. The Group recognized differences between the carrying amount and fair value in net income and it is included in determination of the gain or loss on disposal of joint ventures and associates. The Group accounts for all amounts recognized in other comprehensive income in relation to that joint ventures and associates on the same basis as would be required if the joint ventures and associates had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognized in other comprehensive income by an associate or a joint venture would be reclassified to net income on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to net income as a reclassification adjustment.

When the Group’s ownership of interest in an associate or a joint venture decreases but the Group continues to maintain significant influence over an associate or a joint venture, the Group reclassifies to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that decrease in ownership interest if the gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities. Meanwhile, if interest on associate or joint venture meets the definition of non-current asset held for sale, it is accounted for in accordance with IFRS 5.
The Group continues to use the equity method when an investment in an associate becomes an investment in a joint venture or an investment in a joint venture becomes an investment in an associate. There is no remeasurement to fair value upon such changes in ownership interests.
When the Group transacts with an associate or a joint venture of the Group, profits and losses resulting from the transactions with the associate or joint venture are recognized in the Group’s consolidated financial statements only to the extent of interests in the associate or joint venture that are not related to the Group.
The Group applies IFRS 9
Financial Instruments
, including the impairment requirements, to its long-term investment interests in associates and joint ventures that form part of its net investment without applying the equity method. In addition, when applying IFRS 9 to long-term investments, the Group does not consider adjustments to the carrying amount required by IAS 28. Examples of such adjustments include an impairment assessment or an adjustment to the carrying amount of the long-term investment interest resulting from the allocation of losses to the investee in accordance with IAS 28.

(5)	Investment in joint operation
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
When the Group operates as a joint operator, it recognizes in relation to its interest in a joint operation:

•	its assets, including its share of any assets held jointly;

•	its liabilities, including its share of any liabilities incurred jointly;

•	its revenue from the sale of its share of the output arising from the joint operation;

•	its share of the revenue from the sale of the output by the joint operation;

•	its expenses, including its share of any expenses incurred jointly.
The Group accounts for the assets, liabilities, revenues and expenses that correspond to its interest in a joint operation in accordance with the IFRSs and IASs applicable to the specific assets, liabilities, revenues and expenses.
When the Group enters into a transaction with a joint operation in which it is a joint operator, such as a sale or contribution of assets, it is conducting the transaction with the other parties to the joint operation and, as such, the Group recognizes gains and losses resulting from such a transaction only to the extent of the other parties’ interests in the joint operation.
When the Group enters a transaction with a joint operation in which it is a joint operator, such as a purchase of assets, it does not recognize proportional share of profit or loss until the asset is sold to a third party.

(6)	Revenue recognition
IFRS 15 requires the recognition of revenues based on transaction price allocated to the performance obligation when or as the Group performs that obligation to the customer. Revenues other than those from contracts with customers, such as interest revenue and loan origination fee (cost), are recognized through effective interest rate method.
1) Revenues from contracts with customers
The Group recognizes revenue when the Group satisfies a performance obligation by transferring a promised good or service to a customer. When a performance obligation is satisfied, the Group shall recognize as a revenue the amount of the transaction price that is allocated to that performance obligation. The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.
The Group is recognizing revenue by major sources as shown below:

①	Fees and commission received for brokerage
The fees and commission received for agency are the amount of consideration or fee expected to be entitled to receive in return for providing goods or services to the other parties with the Group acting as an agency, such as in the case of sales of bancassurance and beneficiary certificates. Most of these fees and commission received for brokerage are from the business activities relevant to Banking segment.

②	Fees and commission received related to credit
The fees and commission received related to credit mainly include the lending fees received from the loan activity and the fees received in the L/C transactions. Except for the fees and commission accounted for in calculating the effective interest rate, it is generally recognized when the performance obligation has been performed. Most of these fees and commission received related to credit are from the business activities relevant to Banking, Credit card and Investment banking segment.

③	Fees and commission received for electronic finance
The fees and commission received for electronic finance include fees received in return for providing various kinds of electronic financial services through firm-banking and CMS. These fees are recognized as revenue immediately upon the completion of services. Most of these fees and commission received for electronic finance are from the business activities relevant to Banking and Investment banking segment.

④	Fees and commission received on foreign exchange handling
The fees and commission received on foreign exchange handling consist of various fees incurred when transferring foreign currency. The point of processing the customer’s request is the time when performance obligation is satisfied, and revenue is immediately recognized when fees and commission are received after requests are processed. The business activities relevant to these fees and commission received on foreign exchange handling are substantially attributable to Banking segment.

⑤	Fees and commission received on foreign exchange
The fees and commission received on foreign exchange consist of fees related to the issuance of various certificates, such as exchange, import and export performance certificates, purchase certificates, etc. The point of processing the customer’s request is the time when performance obligation is satisfied, and revenue is immediately recognized when fees and commission are received after requests are processed. The business activities relevant to these fees and commission received on foreign exchange are substantially attributable to Banking segment.

⑥	Fees and commission received for guarantee
The fees and commission received for guarantee include the fees received for the various warranties. The activities related to the warranty consist mainly of performance obligations satisfied over time and fees and commission are recognized over the guarantee period. The business activities relevant to these fees and commission received for guarantee are substantially attributable to Banking segment.

⑦	Fees and commission received on credit card
The fees and commission received on credit card consist mainly of merchant account fees and annual fees.
The Group recognizes merchant account fees by multiplying agreed commission rate to the amount paid by using the credit card. The annual fees are performance obligation satisfied over time and are recognized over agreed periods after the annual fees are paid in advance. The business activities relevant to these fees and commission received on credit card are substantially attributable to Credit cards segment.

⑧	Fees and commission received on securities business
The fees and commission received on securities business consist mainly of fees and commission for the sale of beneficiary certificates, and these fees are recognized when the beneficiary certificates are sold to customers. The business activities relevant to these fees and commission received on securities business are substantially attributable to Banking and Investment banking segment.

⑨	Fees and commission from trust management
The fees and commission from trust management consist of fees and commission received in return for the operation and management services for entrusted assets. These operation and management services are performance obligations satisfied over time, and revenue is recognized over the service period. Among the fees and commission from trust management, variable considerations such as profit commission that are affected by the value of entrusted assets and base return of the future periods are recognized as revenue when limitations to the estimates are lifted. Most of these fees and commission received for brokerage are from the business activities relevant to Banking segment.

⑩	Fees and commission received on credit Information
The fees and commission received on credit Information are composed of the fees and commission received by performing credit investigation and proxy collection services. Credit investigation fees and commission are the amount received in return for verifying the information requested by the customer and are recognized as revenue at the time the verification is completed. Proxy collection service fees are recognized by applying the applicable rate to the collected amount at the time when collection services are completed. Most of these fees and commission received for brokerage are from the business activities relevant to other segments.

Other fees
Other fees are usually fees related to remittances, but include fees related to various other services provided to customers by the Group. These fees are recognized when transactions occur at the customers’ request and services are provided, at the same time when commission are received. These other fees occur across all operating segments.
2) Revenues from sources other than contracts with customers

①	Interest income
Interest income on financial assets measured at FVTOCI and financial assets at amortized costs is measured using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating the interest income over the expected life of the asset. The effective interest rate is the rate that exactly discounts estimated future cash flows to the instrument’s initial unamortized cost over the expected period, or shorter if appropriate. Future cash flows include commissions and cost of reward points (limited to the primary component of effective interest rate) and other premiums or discounts that are paid or received between the contractual parties when calculating the effective interest rate, but does not include expected credit losses. All contractual terms of a financial instrument are considered when estimating future cash flows.
For purchased or originated credit-impaired financial assets, interest revenue is recognized by applying the credit-adjusted effective interest rate to the amortized cost of the financial asset from initial recognition. Even if the financial asset is no longer impaired in the subsequent periods due to credit improvement, the basis of interest revenue calculation is not changed from amortized cost to unamortized cost of the financial assets.

②	Loan origination fees and costs
The commission fees earned on loans, which is part of the effective interest of loans, is accounted for as deferred origination fees. Incremental costs related to the origination of loans are accounted for as deferred origination fees and is being added or deducted to/from interest income on loans using effective interest rate method.
3) Dividend income
Dividend income is recognized when the right to receive dividends as a shareholder is confirmed. Dividend income is recognized as an appropriate item of profit or loss in the statement of comprehensive income according to the classification of financial instruments.
(7) Accounting for foreign currencies
The Group’s consolidated financial statements are presented in Korean Won, which is the functional currency of the Group. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at its prevailing exchange rates at the date. The effective portion of the changes in fair value of a derivative that qualifies as a cash flow hedge and the foreign exchange differences on monetary items that form part of net investment in foreign operations are recognized in equity.
Assets and liabilities of the foreign operations subject to consolidation are translated into Korean Won at foreign exchange rates at the end of the reporting period. Except for situations in which it is required to use exchange rates at the date of transaction due to significant changes in exchange rates during the period, items that belong to profit or loss shall be measured by average exchange rate, with foreign exchange differences recognized as other comprehensive income and added to equity (allocated to non-controlling interests, if appropriate). When foreign operations are disposed, the controlling interest’s share of accumulated foreign exchange differences related to such foreign operations will be reclassified to profit or loss, while non-controlling interest’s corresponding share will not be reclassified.
Adjustments to fair value of identifiable assets and liabilities, and goodwill arising from the acquisition of foreign operations will be treated as assets and liabilities of the corresponding foreign operation, and translated using foreign exchange rates at the end of the period. The foreign exchange differences are recognized in other comprehensive income.
(8) Cash and cash equivalents
The Group classifies cash on hand, demand deposits, interest-earning deposits with original maturities of up to three months on acquisition date, and highly liquid investments that are readily convertible to known amounts of cash and subject to an insignificant risk of changes in value as cash and cash equivalents.

(9) Financial assets and financial liabilities
1) Financial assets
A regular way purchase or sale of financial assets is recognized or derecognized, as applicable, using trade date accounting or settlement date accounting. A regular way purchase or sale is a purchase or sale of a financial asset under a contract whose term requires delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned.
On initial recognition, financial assets are classified into financial assets at FVTPL, financial assets at FVTOCI, and financial assets at amortized cost according to its business model and contractual cash flows.
a) Business model
The Group evaluates the way business is being managed, and the purpose of the business model for managing a financial asset best reflects the way information is provided to the management at its portfolio level. Such information considers the following:

•
The accounting policies and purpose specified for the portfolio, the actual operation of such policies. This includes strategy of the management focusing on the receipt of contractual interest revenue, maintaining a certain level of interest income, matching the duration of financial assets and the duration of corresponding liabilities to obtain the asset, and outflow or realization of expected cash flows from disposal of assets

•	The way the performance of a financial asset held under the business model is evaluated, and the way such evaluation is being reported to the management

•	The risk affecting the performance of the business model (and financial assets held under the business model), and the way such risk is being managed

•	The compensation plan for the management (e.g. whether the management is being compensated based on the fair value of assets or based on contractual cash flows received)

•	Frequency, amount, timing and reason for sale of financial assets in the past and forecast of future sale activities.
b) Contractual cash flows
The principal is defined to be the fair value of a financial assets at initial recognition. Interest is not only composed of consideration for the time value of money, consideration for the credit risk related to remaining principal at a certain period of time, and consideration for other cost (e.g. liquidity risk and cost of operation) and fundamental risk associated with lending, but also profit.
When evaluating whether contractual cash flows are solely payments of principal and interests, the Group considers the contractual terms of the financial instrument. When a financial asset contains contractual conditions that modify the timing and amount of contractual cash flows, it is required to determine whether contractual cash flows that arise during the remaining life of the financial instrument due to such contractual condition are solely payments of principal and interest. The Group considers the following elements when evaluating the above:

•	Conditions that lead to modification of timing or amount of cash flows

•	Contractual terms that adjust contractual nominal interest, including floating rate features

•	Early payment features and maturity extension features

•	Contractual terms that limit the Group’s claim on cash flows arising from certain assets

①	Financial assets at FVTPL
The Group is classifying those financial assets that are not classified as either financial assets at amortized cost or financial assets at FVTOCI, and those designated to be measured at FVTPL, as financial assets at FVTPL. Financial assets at FVTPL are measured at fair value, and related profit or loss is recognized in net income. Transaction costs related to acquisition at initial recognition is recognized in net income immediately upon its occurrence.
It is possible to designate a financial asset as financial asset at FVTPL if at initial recognition: (a) it is possible to remove or significantly reduce recognition or measurement mismatch that may otherwise have occurred if not for its designation as financial asset at FVTPL; (b) the financial asset forms part of the Group’s financial instrument group (a group composed of a combination of financial asset or liability), is measured at fair value and is being evaluated for its performance, and such information is provided internally; and (c) the financial asset is part of a contract that contains one or more of embedded derivatives, and is a hybrid contract in which designation as financial asset at FVTPL is allowed under IFRS 9
Financial Instruments
. However, the designation is irrevocable.

②	Financial assets at FVTOCI
When financial assets are held under a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and when contractual cash flows from such financial assets are solely payments of principal and interest, the financial assets are classified as financial assets at FVTOCI. Also, for investments in equity instruments that are not held for short-term trade, an irrevocable election is available at initial recognition to present subsequent changes in fair value as other comprehensive income.
At initial recognition, financial assets at FVTOCI are measured at its fair value plus any direct transaction cost, and is subsequently measured in fair value. However, for equity instruments that do not have a quotation in an active market and in which fair value cannot be measured reliably, they are measured at cost. The income tax effects related to the changes in fair value except for profit or loss items such as impairment losses (reversals), interest revenue calculated by using effective interest method, and foreign exchange gain or loss about debt instrument are recognized as other comprehensive income until the asset’s disposal. Upon derecognition, the accumulated other comprehensive income is reclassified from equity to net income for FVTOCI (debt instrument) and reclassified within the equity for FVTOCI (equity instruments).

③	Financial assets at amortized cost
When financial assets are held under a business model whose objective is to hold financial assets in order to collect contractual cash flows, and when contractual cash flows from such financial assets are solely payments of principal and interest, the financial assets are classified as financial assets at amortized cost. At initial recognition, financial assets at amortized cost are recognized at fair value plus any direct transaction cost. Financial assets at amortized cost are presented at amortized cost using effective interest method, less any loss allowance.
2) Financial liabilities
At initial recognition, financial liabilities are classified into either financial liabilities at FVTPL or financial liabilities at amortized cost.
Financial liabilities are usually classified as financial liabilities at FVTPL when they are acquired with a purpose to repurchase them within a short period of time, when they are part of a certain financial instrument portfolio that is actually and recently being managed with a purpose of short-term profit and joint management by the Group at initial recognition, and when they are derivatives that do not qualify as hedging instruments. Financial liabilities at FVTPL are measured at fair value plus direct transaction cost at initial recognition and are subsequently measured at fair value. Profit or loss arising from financial liabilities at FVTPL is recognized in net income when occurred.

It is possible to designate a financial liability as financial liability at FVTPL if at initial recognition: (a) it is possible to remove or significantly reduce recognition or measurement mismatch that may otherwise have occurred if not for its designation as financial liability at FVTPL; (b) the financial asset forms part of the Group’s financial instrument group (a group composed of a combination of financial asset or liability) according to the Group’s documented risk management or investment strategy, is measured at fair value and is being evaluated for its performance, and such information is provided internally; and (c) the financial liability is part of a contract that contains one or more of embedded derivatives, and is a hybrid contract in which designation as financial liability at FVTPL is allowed under IFRS 9
Financial Instruments
.
Financial liabilities designated as at FVTPL are initially recognized at fair value, with any direct transaction cost recognized in profit or loss and are subsequently measured at fair value. Any profit or loss from financial liabilities at FVTPL are recognized in profit or loss.
Financial liabilities not classified as financial liabilities at FVTPL are measured at amortized cost.
3) Reclassification
Financial assets are not reclassified after initial recognition unless the Group modifies the business model used to manage financial assets. When the Group modifies the business model used to manage financial assets, all affected financial assets are reclassified on the first day of the first reporting period after the modification.
4) Derecognition
Financial assets are derecognized when contractual rights to cash flows from the financial assets are expired, or when substantially all of risk and reward for holding financial assets is transferred to another entity as a result of a sale of financial assets. If the Group does not have and does not transfer substantially all of the risk and reward of holding financial assets with control of the transferred financial assets retained, the Group recognizes financial assets to the extent of its continuing involvement. If the Group holds substantially all the risk and reward of holding a financial asset, it continues to recognize that asset and proceeds are accounted for as collateralized borrowings.
When a financial asset is fully derecognized, the difference between the carrying amount and the sum of proceeds and accumulated other comprehensive income is recognized as profit or loss in case of FVTOCI (debt instruments), and as retained earnings for FVTOCI (equity instruments).
In case when a financial asset is not fully derecognized, the Group allocates the carrying amount into amounts retained in the books and removed from the books, based on the relative fair value of each portion at the date of sale, and based on the degree of continuing involvement. For the derecognized portion of the financial assets, the difference between its carrying amount and the sum of proceeds and the portion of accumulated other comprehensive income attributable to that portion will be recognized in profit or loss in case of debt instruments and recognized in retained earnings in case of equity instruments. The accumulated other comprehensive income is distributed to the portion of carrying amount retained in the books, and to the portion of carrying amount removed from the books.
The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
When the Group exchanges with the existing lender one debt instrument into another one with the substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Group accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate is at least 10 percent different from the discounted present value of the remaining cash flows of the original financial liability.
5) Fair value of financial instruments
Financial assets at FVTPL and financial assets at FVTOCI are measured and presented in consolidated financial statements at their fair values, and all derivatives are also subject to fair value measurement.
Fair value is defined as the price that would be received to exchange an asset or paid to transfer a liability in a recent transaction between independent parties that are reasonable and willing. Fair value is the transaction price of identical financial assets or financial liabilities generated in an active market. An active market is a market where trade volume is sufficient and objective price information is available due to the fact that bid and ask price differences are small.
When trade volume of a financial instrument is low, when transaction prices within the market show large differences among them, or when it cannot be concluded that a financial instrument is being traded within an active market due to disclosures being extremely shallow, fair value is measured using valuation techniques based on alternative market information or using internal valuation techniques based on general and observable information obtained from objective sources. Market information includes maturity and characteristics, duration, similar yield curve, and variability measurement of financial instruments of similar nature. Fair value amount contains unique assumptions on each entity (the Group concluded that it is using assumptions applied in valuing financial instruments in the market, or risk-adjusted assumptions in case marketability does not exist).
The market approach and income approach, which are valuation techniques used to estimate the fair value of financial instruments, both require significant judgment. Market approach measures fair value using either a recent transaction price that includes the financial instrument, or observable information on comparable firm or assets. Income approach measures fair value through discounting future cash flows with a discount rate reflecting market expectations, and revenue, operating income, depreciation, capital expenditures, income tax, working capital and estimated residual value of financial investments are being considered when deriving future cash flows. Valuation techniques such as the above include estimates based on the financial instruments’ complexity and usefulness of observable information in the market.
The valuation techniques used in the evaluation of financial instruments are explained below.

a)	Financial assets at FVTPL and Financial assets at FVTOCI
The fair value of equity securities included in financial assets at FVTPL and financial assets at FVTOCI category is recognized in the statement of financial position at its available market price. Debt securities traded in the over-the-counter market are generally recognized at an amount computed by an independent appraiser. When the Group uses the fair value determined by independent appraisers, the Group usually obtains three values from three different appraisers for each financial instrument and selects the minimum amount without making additional adjustments. For equity securities without marketability, the Group uses the amount determined by the independent appraiser. The Group verifies the prices obtained from appraisers in various ways, including the evaluation of independent appraisers’ competency, indirect verification through comparison between appraisers’ price and other available market information, and reperformed by employees who have knowledge of valuation models and assumptions that appraisers used.

b)	Derivatives
The Group’s transactions involving derivatives such as futures and exchange traded options are measured at market value. For exchange traded derivatives classified as level 2 in the fair value hierarchy, the fair value is estimated using internal valuation techniques. If there are no publicly available market prices because they are traded over-the-counter, fair value is measured through internal valuation techniques. When using internal valuation techniques to derive fair value, the types of derivatives, base interest rate or characteristics of prices, or stock market indices are considered. When variables used in the internal valuation techniques are not observable information in the market, such variables may contain significant estimates.

c)	Adjustment of valuation amount
The Group is exposed to credit risk when a counterparty to a derivative contract does not perform its contractual obligation, and the exposure amount is equal to the amount of derivative asset recognized in the statement of financial position. When the Group earns income through valuation of derivatives, such income is recognized as derivative asset in the statement of financial position. Some of the derivatives are traded in the market, but most of the derivatives are measured at estimated fair value derived from internal valuation models that use observable information in the market. As such, in order to estimate the fair value, there should be an adjustment made to incorporate counterparty’s credit risk, and credit risk adjustment is being considered when valuing derivative assets such as over-the counter derivatives. The amount of financial liabilities is also adjusted by the Group’s own credit risk when valuing them.
The amount of adjustment is derived from counterparty’s probability of default and loss given default. This adjustment considers contractual matters that are designed to reduce the Group’s exposure to each counterparty’s credit risk. When derivatives are under master netting arrangement, the exposure used in the computation of credit risk adjustment is a net amount after adding/deducting cash collateral received (or paid) from loss (or gain) position derivatives with the same counterparty.
6) Expected credit losses on financial assets
The Group recognizes loss allowance on expected credit losses for the following assets:

•	Financial assets at amortized cost

•	Debt instruments measured at FVTOCI

•	Contract assets as defined by IFRS 15
Expected credit losses are weighted-average value of a range of possible results, considering the time value of money, and are measured by incorporating information on current conditions and forecasts of future economic conditions that are available without undue cost or effort.
The methods to measure expected credit losses are classified into following three categories in accordance with IFRS:

•	General approach: Financial assets that does not belong to below two models and unused loan commitments

•	Simplified approach: When financial assets are either trade receivables, contract assets or lease receivables

•	Credit impairment model: Purchased or originated credit-impaired financial assets
The measurement of loss allowance under general approach is differentiated depending on whether the credit risk has increased significantly after initial recognition. That is, loss allowance is measured based on
12-month
expected credit loss when the credit risk has not increased significantly after initial recognition, while loss allowance is measured at lifetime expected credit loss when credit risk has increased significantly. Lifetime is the expected remaining life of the financial instrument up to the maturity date of the contract.
The measurement of loss allowance under simplified approach is always based on lifetime expected credit loss, and loss allowance under credit impairment model is measured as the cumulative change in lifetime expected credit loss since initial recognition.

a) Measurement of expected credit losses on financial asset at amortized cost
The expected credit losses on financial assets at amortized cost is measured by the difference between the contractual cash flows during the period and the present value of expected cash flows. Expected cash inflows are computed for individually significant financial assets in order to calculate expected credit losses.
When financial assets that are not individually significant, they are included in a group of financial assets with similar credit risk characteristics and expected credit losses of the group are calculated collectively.
Expected credit losses are deducted through loss allowance account, and when the financial asset is determined to be uncollectible, the loss allowance is written off from the books along with the related financial asset.
b) Measurement of expected credit losses on financial asset at FVTOCI (debt instruments)
The measurement method of expected credit loss is identical to financial asset at amortized cost, but changes in the loss allowance is recognized in other comprehensive income. When financial assets at FVTOCI is disposed or repaid, the related loss allowance is reclassified from accumulated other comprehensive income to net income.
(10) Offsetting financial instruments
Financial assets and liabilities are presented as a net amount in the statements of financial position when the Group has an enforceable legal right and an intention to settle on a net basis or to realize an asset and settle the liability simultaneously.
(11) Investment properties
The Group classifies a property held to earn rentals and/or for capital appreciation as an investment property. Investment properties are measured initially at cost, including transaction costs, less subsequent depreciation and impairment.
Subsequent costs are included in the carrying amount of the asset or recognized as a separate asset if it is probable that future economic benefits associated with the assets will flow into the Group and the cost of an asset can be measured reliably, and the carrying amount of a portion of an asset that are replaced by a subsequent expenditure is removed from the books. Routine maintenance and repairs are expensed as incurred.
While land is not depreciated, all other investment properties are depreciated based on the depreciation method and useful lives of premises and equipment. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, and when it is deemed appropriate to change them, the effect of any change is accounted for as a change in accounting estimates.
An investment property is derecognized from the consolidated financial statements on disposal or when it is permanently withdrawn from use and no future economic benefits are expected even from its disposal. The gain or loss on the derecognition of an investment property is calculated as the difference between the net disposal proceeds and the carrying amount of the property and is recognized in profit or loss in the period of the derecognition.
(12) Premises and equipment
Premises and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of premises and equipment is expenditure directly attributable to their purchase or construction, which includes any cost directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. It also includes the initial estimate of costs of dismantling and removing the item and restoring the site on which it is located.

Subsequent costs are recognized in the carrying amount of an asset or as a separate asset (if appropriate) if it is probable that future economic benefit associated with the assets will flow into the Group and the cost of an asset can be measured reliably. Routine maintenance and repairs are expensed as incurred.
While land is not depreciated, for all other premises and equipment, depreciation is charged to net income on a straight-line basis by applying the following estimated economic useful lives on the amount of cost or revalued amount less residual value.

Useful life
Buildings used for business purpose	26 to 57 years
Structures in leased office	4 to 5 years
Properties for business purpose	4 to 7 years
The Group reassesses the depreciation method, the estimated useful lives and residual values of premises and equipment at the end of each reporting period. If changes in the estimates are deemed appropriate, the changes are accounted for as a change in an accounting estimate. When there is an indicator of impairment and the carrying amount of a premises and equipment item exceeds the estimated recoverable amount, the carrying amount of such asset is reduced to the recoverable amount.
(13) Intangible assets and goodwill
The Group recognizes the acquisition cost of an intangible asset as the manufacturing cost or purchase cost plus additional incidental expenses. Development costs are the sum of expenditures incurred after the asset recognition requirements, such as technical feasibility and future economic benefits, are met. After the initial recognition, the carrying value is presented as the accumulated amortization and accumulated impairment losses deducted from the cost.
The Group’s intangible asset are amortized over the following economic lives using the straight-line method. However, for some intangible assets, the period of time that is expected to be available is not predictable, so the useful life of some intangible assets is assessed as indefinite and not depreciated.
The estimated useful life and amortization method of intangible assets with a finite useful life are reviewed at the end of each reporting period. If changes in the estimates are deemed appropriate, the changes are accounted for as a change in an accounting estimate.

Useful life
Industrial property rights	5 to 10 years
Development costs	5 years
Software and others	1 to 10 years
In addition, when an indicator that intangible assets are impaired is noted, and the carrying amount of the asset exceeds the estimated recoverable amount of the asset, the carrying amount of the asset is reduced to its recoverable amount.
Goodwill acquired in a business combination is included in intangible assets. Goodwill is not amortized but is subject to an impairment test at the cash-generating unit level every year, and whenever there is an indicator that goodwill is impaired.
Goodwill is allocated to each of the Group’s cash-generating unit (or groups of cash-generating units) that is expected to benefit from the synergies of the combination. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit on a pro rata basis based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

(14) Impairment of non-monetary assets
Intangible assets with indefinite useful lives or intangible assets that are not yet available for use are tested for impairment annually, regardless of whether there is any indication of impairment. All other assets are tested for impairment by estimating the recoverable amount when there is an objective indication that the carrying amount may not be recoverable. Recoverable amount is the higher of value in use or net fair value, less costs to sell. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and such impairment loss is recognized immediately in net income.
(15) Leases
The Group determines whether the contract is a lease or includes a lease at the time of the contract agreement. In exchange for consideration in a contract, the contract is either a lease or includes a lease if the control over the use of the identified asset is transferred for a period of time. In determining whether a contract transfers control over the use of the asset to which it is identified, the Group uses the definition of lease IFRS 16.

① The Group as a lessee
The Group recognizes the right-of-use asset and the lease liability at the commencement date of the lease. The right-of-use asset is measured at cost, which comprises the amount of the initial measurement of the lease liability, lease payments made at or before the commencement date (less any lease incentives received), initial direct costs, and an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located.
The right-of-use asset is subsequently depreciated on a straight-line basis from the commencement of the lease to the end of the lease term. However, if the lease transfers ownership of the underlying asset to the lessee by the end of the lease term or if the cost of the right-of-use asset reflects that the lessee will exercise a purchase option, the lessee depreciates the right-of-use asset same as a fixed asset from the commencement date to the end of the useful life of the underlying asset. The right-of-use asset may be reduced by an impairment of the underlying asset or adjusted by remeasurement of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at that date. The lease payments are discounted using the interest rate implicit in the lease, if that cannot be readily determined, the Group uses its incremental borrowing rate. The Group generally uses the incremental borrowing rate.
The Group makes adjustments to reflect the terms of the lease and the characteristics of the lease asset in interest rates obtained from external financial information and calculates the incremental borrowing rate.
The Group calculates the lease term by including the relevant period when it is quite certain that the lessee will exercise the extension option or the termination option. The Group calculates the enforceable period in consideration of the economic disadvantages of terminating the contract if the lessee and the lessor have the right to terminate it without the consent of the other parties.
The lease payments included in the measurement of the lease liability comprise the following:

•	Fixed payments (including in-substance fixed payments)

•	Variable lease payments that depend on an index (or a rate), initially measured using the index or a rate as at the commencement date

•	Amounts expected to be payable by the lessee under residual value guarantees

•
The exercise price of a purchase option if the lessee is reasonably certain to exercise that option, lease payments of the extended period if the lessee is reasonably certain to exercise extension option, and payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease

The lease liability is subsequently increased by the interest expense recognized for the lease liability and decreased by reflecting the payment of the lease payments. The lease liability is remeasured if the future lease payments change depending on changes in the index (or a rate), changes in the expected amount to be paid under the residual value guarantee, and changes in the assessment of whether the purchase or extension option is reasonably certain to be exercised or not to exercise the terminate option.
When remeasuring a lease liability, the related right-of-use asset is adjusted and if the carrying amount of the right-of-use asset decreases to zero, the remeasurement amount is recognized in profit or loss.
The Group applies its judgment when determining the lease term for some lease contracts that include the extension option. The assessment of whether the Group is reasonably certain to exercise the option significantly affects the lease term and therefore has a significant impact on the amount of lease liabilities and the right-of-use asset.
Because the Group can replace the asset without significant cost or business discontinuation, the option to extend the lease is not included in the lease liability in most offices and vehicle transport leases.
The Group reevaluates the lease term when the option is exercised (or not exercised) or the Group is liable to exercise (or not exercise) the option. Group will change its judgment only when significant events occur that affect the lessee’s control and the determination of the lease term, or there is a significant change in the circumstances.
Lease liabilities and right-of-use-asset increased by 7,373 million Won, reflecting the exercise impact of the extension and termination options during the current term.
In the statement of financial position, the Group classified the right-of-use assets that do not meet the definition of investment property as ‘premises and equipment’ and the lease liabilities as ‘other financial liabilities.
The Group has chosen a practical expedient that does not recognize the right-of-use asset and lease liabilities for short-term leases with a lease term less than 12 months and leases for which the underlying asset is of low value. The Group recognizes the lease payments associated with those leases as an expense on a straight-line
basis over the lease term.
② The Group as a lessor
At the date of the agreement or the effective date of the modification containing the lease element, the Group allocates the consideration of the contract to each lease element based on its relative stand-alone price.
As a lessor, the Group classifies its leases as either a finance lease or an operating lease at the commencement date.
The Group subsequently judges whether the lease transfers substantially all the risks and rewards incidental to ownership of an underlying asset. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of an underlying asset, otherwise a lease is classified as an operating lease.
If the agreement contains both lease and non-lease elements, the Group applies IFRS 15 to allocate the consideration of the contract.
The Group applies the derecognition and impairment provisions of IFRS 9 to its net investment in the lease. The Group also carries out regular review of the unguaranteed residual value used to calculate total lease investment.
The Group recognizes lease payments from operating lease as income on a straight-line basis.

The accounting policy that the Group has applied as a lessor is not different from IFRS 16.
(16) Derivative instruments
Derivative instruments are classified as forwards, futures, options and swaps, depending on the typ
es of transactions and are classified at the point of transaction as either trading or hedging based on its purpose.
Derivatives are initially recognized at fair value at the date of contract and are subsequently measured at fair value at the end of each reporting period. The resulting gain or loss is recognized in net income immediately unless the derivative is designated or effective as a hedging instrument. If derivatives have been designated as hedging instruments and if it is effective, the point of recognition of gain or loss depends on the characteristics of hedging relationship.
Derivatives that have positive (+) fair values are recognized as financial assets and those that have negative (-) fair values are recognized as financial liabilities. Derivatives are not offset in the consolidated financial statements unless they have legally enforceable right to set off or are intended to set off.
1) Embedded derivatives
Embedded derivatives are components of a hybrid financial instrument that includes a non-derivative host contract. It has an effect of modifying part of cash flows of the hybrid financial instrument similar to an independent derivative.
Embedded derivatives that are part of a hybrid contract of which the host contract is a financial asset within the scope of IFRS 9 are not separated. The classification is done by considering the hybrid contract as a whole, and subsequent measurement is either at amortized cost or fair value.
If embedded derivatives are part of a hybrid contract of which the host contract is not a financial asset within the scope of IFRS 9 (e.g. financial liability), then these are treated as separate derivatives if embedded derivatives meet the definition of a derivative, characteristics & risk of the embedded derivatives are not closely related to that of host contract, and if the host contract is not measured at FVTPL.
2) Hedge accounting
The Group is applying IFRS 9 in regard to hedge accounting. The Group is designating certain derivatives as hedging instrument against fair value changes in relation to the interest rate risk, foreign currency translation and interest rate risk, and foreign currency translation risk.
The Group is documenting the relationship between hedging instruments and hedged items at the commencement of hedging in accordance with their purpose and strategy. Also, the Group documents at the commencement and subsequent dates whether the hedging instrument effectively counters the changes in fair value of hedged items. A hedging instrument is effective only when it meets all the following criteria:

•	When there is an economic relationship between the hedged items and hedging instruments

•	When the effect of credit risk is not stronger than the change in value due to the economic relationship between the hedged items and hedging instruments

•
When the hedge ratio of hedging relationship is equal to the proportion of the number of items that the Group actually hedges and the number of hedging instruments that the Group actually uses to hedge the number of hedged items

When a hedging relationship no longer meets the hedging effectiveness requirements related to hedge ratio, but when the purpose of risk management on designated hedging relationship is still maintained, the hedge ratio of the hedging relationship is adjusted so that hedging relationship may meet the requirements again (Hedge ratio readjustment).

The Group has designated derivatives as hedging instrument except for the portion on foreign currency basis spread. The fair value change due to foreign currency basis spread is recognized in other comprehensive income and is accumulated in equity. If the hedged item is related to transactions, the accumulated other comprehensive income is reclassified to profit or loss when the hedged item affects the profit or loss. However, when non-monetary
items are subsequently recognized due to hedged items, the accumulated equity is removed from the equity directly and is included in the initial carrying amount of the recognized non-monetary items. Such transfers do not affect other comprehensive income. But if part or all of accumulated equity is not expected to be recovered in the future periods, the amount not expected to be recovered is immediately reclassified to profit or loss. If the hedged item is time-related, then the foreign currency basis spread on the day the derivative is designated as a hedging instrument that is related to the hedged item is reclassified to profit or loss over the term of the hedge.
3) Fair value hedge
Gain or loss arising from valid hedging instrument is recognized in profit or loss. However, when the hedging instrument mitigates risks on equity instruments designated as financial assets at FVTOCI, related gain or loss is recognized in other comprehensive income.
The carrying amount of hedged items that are not measured in fair value is adjusted by the changes in fair value arising from the hedged risk, with resulting gain or loss reflected in net income. In case of debt instruments measured at FVTOCI, carrying amount is an amount that is already adjusted to fair value and thus gain or loss arising from the hedged risk is recognized in profit or loss instead of other comprehensive income without adjustments in carrying amount. When the hedged item is equity instruments measured at FVTOCI, the gain or loss arising from hedged risk is retained at other comprehensive income in order to match the gain or loss with hedging instruments.
When gains or losses arising from the hedged risk are recognized in profit or loss of the current term, they are recognized as items related to the hedged items.
Hedge accounting ceases to apply only when hedging relationship (or part of it) does not meet the requirements of hedge accounting (even after hedging relationship readjustment, if applicable). This treatment holds in case of lapse, disposal, expiry and exercise of hedging instruments, and this cease of treatment applies prospectively. The fair value adjustments made to carrying amount of hedged item due to hedged risk is amortized from the date of discontinuance of hedge accounting and is recognized in profit or loss.
4) Cash flow hedge
The Group recognizes the effective portion of changes in the fair value of derivatives and other valid hedging instruments that are designated and qualified as cash flow hedges in other comprehensive income to the extent of cumulative fair value changes of the hedged item from the starting date of hedge accounting and it is cumulated in the cash flow hedge reserve. The gain or loss relating to the ineffective portion is recognized immediately in net income.
Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to net income when the hedged item affects net income. However, when non-monetary assets or liabilities are subsequently recognized due to expected transactions involving hedged items, the valuation gain or loss accumulated in the equity as other comprehensive income is removed from the equity and included in the initial carrying amount of the recognized non-monetary assets or liabilities. Such transfers do not affect other comprehensive income. Also, if the cash flow hedge reserve is loss and accumulated other comprehensive income is a loss and part or all of the losses are not expected to be recovered in the future periods, the said amount is immediately reclassified to profit or loss.
Hedge accounting ceases to apply only when hedging relationship (or part of it) does not meet the requirements of hedge accounting (even after hedging relationship readjustment, if applicable). This treatment holds in case of lapse, disposal, expiry and exercise of hedging instruments, and this cease of treatment applies prospectively. At the point of cessation of cash flow hedge, the valuation gain or loss recognized as accumulated other comprehensive income continues to be recognized as equity, and is reclassified to profit or loss when the expected transaction is ultimately recognized as profit or loss. However, when transactions are no longer expected to occur, the valuation gain or loss of hedging instrument recognized as accumulated other comprehensive income is im med
iately reclassified to profit or loss.
(17) Assets (or disposal group) held for sale
The Group classifies a non-current asset (or disposal group) as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use. Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.
(18) Provisions
Provisions are recognized if it has present or contractual obligations as a result of the past event, it is probable that an outflow of resources will be required to settle the obligation and the amount of the obligation is reliably estimated. A provision is not recognized for the future operating losses.
The Group recognizes provisions related to the payment guarantees, loan commitment and litigations. Under the terms of lease agreement, the cost incurred by the Group to recover the leased asset to its original state are recognized as provisions at the commencement of the lease or during a specific period in which the obligation is incurred as a result of the using the asset. The provisions are measured as the best estimate of the expenditure required to recover the asset, which is regularly reviewed and stated to the new situation.
Where there are a number of similar obligations, the probability that an outflow will be required in settlement is determined by considering the obligations as a whole. Although the likelihood of outflow for any one item may be small, if it is probable that some outflow of resources will be needed to settle the obligations as a whole, a provision is recognized.
At the end of each reporting period, the remaining provision balance is reviewed and assessed to determine if the current best estimate is being recognized.
(19) Equity instruments issued by the Group
1) Capital and compound financial instruments
The Group classifies a financial instrument that it issues as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement. A financial liability is a contractual obligation to deliver cash or another financial asset to another entity. An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. The compound financial instruments are financial instruments where it is neither a financial liability nor an equity instrument because it was designed to contain both equity and debt elements.
If the Group reacquires its own equity instruments, the consideration paid including the direct transaction costs (net of tax expense) are presented as a deduction from total equity until such instruments are retired or reissued. When these instruments are reissued, the consideration received (net of direct transaction costs) is included in the shareholder’s equity.
2) Hybrid securities
The Group classifies hybrid securities that have the unconditional right to avoid contractual obligations, such as to deliver cash or other financial assets in relation to financial instruments into equity instruments and presents as part of equity. Meanwhile, hybrid securities issued by subsidiaries of the group are classified as non-controlling
interests according to the criteria, and the distribution paid is treated as net profit attributable to non-controlling interests in the consolidated comprehensive income stat
ement.
(20) Financial guarantee contracts
A financial guarantee contract is a contract where the issuer must pay a certain amount of money in order to compensate losses suffered by the creditor when debtor defaults on a debt instrument in accordance with original or modified contractual terms.
A financial guarantee is initially measured at fair value and is subsequently measured at the higher of the amounts below unless it is designated to be measured at FVTPL or when it arises from disposal of an asset.

•	Loss allowance in accordance with IFRS 9

•	Initial carrying amount less accumulated profit measured in accordance with IFRS 15
(21) Employee benefits and pensions
The Group recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for the services rendered by the employees. Also, the Group recognizes expenses and liabilities in the case of accumulating compensated absences when the employees render services that entitle their right to future compensated absences. Similarly, the Group recognizes expenses and liabilities for customary profit distribution or bonuses when the employees render services, even though the Group does not have legal obligation to do so because it can be construed as constructive obligation.
The Group is operating defined contribution plans and defined benefit plans. Contributions to defined contribution plans are recognized as an expense when employees have rendered services entitling them to receive the benefits. For defined benefit plans, the defined benefit liability is calculated through an actuarial assessment using the projected unit credit method every end of the reporting period, conducted by professional actuaries. Remeasurement, comprising actuarial gains and losses, the return on plan assets (excluding the amount included in net interest from net defined benefit liability (asset)), and the effect of the changes to the asset ceiling is reflected immediately in the consolidated statement of financial position with a charge or credit recognized in other comprehensive income in the period in which they occur.
Remeasurement recognized in the consolidated statement of comprehensive income is not reclassified to profit or loss in the subsequent periods. Past service cost is recognized in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are composed of service cost (including current service cost and past service cost, as well as gains and losses on settlements), net interest expense (income) and remeasurement.
The Group presents the service cost and net interest expense (income) components in profit or loss, and the remeasurement component in other comprehensive income. Curtailment gains and losses are accounted for as past service costs.
The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the Group’s defined benefit plans. Any surplus resulting from this calculation is recognized as an asset limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.
Liabilities for termination benefits are recognized at the earlier of either the date when the Group is no longer able to cancel its proposal for termination benefits or the date when the Group has recognized the cost of restructuring that accompanies the payment of termination benefits.

(22) Income taxes
Income tax expense is composed of current tax and deferred tax. That is, income tax expense is composed of taxes payable or refundable during the period and deferred taxes calculated by applying asset-liability method to taxable and deductible temporary differences arising from operating loss and tax credit carryforwards. Temporary differences are the differences between the carrying values of assets and liabilities for financial reporting purposes and their tax bases. Deferred income tax benefit or expense is recognized for the change in deferred tax assets or liabilities. Deferred tax assets and liabilities are measured as of the reporting date using the enacted or substantively enacted tax rates expected to apply in the period in which the liability is settled or asset is realized. Deferred tax assets, including the carryforwards of unused tax losses, are recognized to the extent it is probable that the deferred tax assets will be realized.
Deferred income tax assets and liabilities are offset if, and only if, the Group has a legally enforceable right to offset current tax assets against current tax liabilities, and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority or when the entity intends to settle current tax liabilities and assets on a net basis with different taxable entities.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill. Deferred tax assets or liabilities are not recognized if they arise from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit(tax loss) nor the accounting profit.
Current and deferred taxes are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity or when it arises from business combination.
The tax uncertainty arises from the compensation claim filed by the Group, and refund litigation for the amount of tax levied by the tax authority due to differences in tax law analysis. In response, the Group paid taxes in accordance with IFRIC 23 due to the tax authority’s claim but recognized as a corporate tax asset if it is highly probable of a refund in the future. In addition, the Group appropriately estimates and reflects the amount of corporate tax liabilities based on the analysis of corporate tax laws and the evaluation of many factors, including past experiences.
(23) Criteria of calculating earnings per share (“EPS”)
Basic EPS is a calculation of net income per each common stock. It is calculated by dividing net income attributable to ordinary shareholders by the weighted-average number of common shares outstanding. Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of all dilutive potential common shares.
(24) Share-based payment
For cash-settled share-based payment transactions that provide cash in return for the goods or services received, the Group measures the goods or services received, and the corresponding liability at the fair value and recognizes as employee benefit expenses and liabilities during the vesting period. The fair value of the liability is remeasured at the end of each reporting period and the settlement date until the liability is settled, and changes in fair value are recognized as employee benefits.

(25) Insurance Contract
1) Definition and classification of insurance contracts
The Group classifies a contract under which one party (the issuer) accepts significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder if a specified uncertain future event (the insured event) adversely affects the policyholder as an insurance contract.
The Group determines whether an insurance contract contains significant insurance risk by assessing whether, in at least one scenario that has commercial substance, the insured event could cause the Group to pay significant additional benefits to the policyholder, and this assessment is performed for each contract at the issuance date. As a result, if significant insurance risk is acquired from the policyholder, it is classified as an insurance contract, and if there is no significant transfer of insurance risk, it is classified as an investment contract even if it takes the legal form of an insurance contract. Depending on the classification of the contract, IFRS 17
Insurance Contracts
applies to insurance contracts and investment contracts with discretionary participation features, and IFRS 9
Financial Instruments
applies to investment contracts without discretionary participation features.
2) Level of aggregation
The Group identifies portfolios of insurance contracts that are exposed to similar risks and managed together, and each portfolio is divided into the following groups of insurance contracts.

•	a group of contracts that are onerous at initial recognition, if any;

•	a group of contracts that at initial recognition have no significant possibility of becoming onerous subsequently, if any; and

•	a group of the remaining contracts in the portfolio, if any.
In addition, insurance contracts issued more than one year apart are not included in the same group of insurance contracts. The Group does not subsequently re-evaluate the composition of the group.
3) Recognition
A group of insurance contracts held by the Group is recognized from the earlier of the following:

•	the beginning of the coverage period of the group of contracts;

•	the date when the first payment from a policyholder in the group becomes due; and

•	for a group of onerous contracts, when the group becomes onerous.
A group of reinsurance contracts held by the Group is recognized from the earlier of the following:

•	The beginning of the coverage period of the group of reinsurance contracts held; and

•
if the Group recognizes an onerous group of underlying insurance contracts on an earlier date and the related reinsurance contract was entered into before that earlier date, then the group of reinsurance contracts is recognized on that earlier date.

The Group delays the recognition of a group of reinsurance contracts held that provide proportionate coverage until the date that any underlying insurance contract is initially recognized, if that date is later than the beginning of the coverage period of the group of reinsurance contracts held.
4) Contract boundaries
The measurement of a group of insurance contracts includes future cash flows within the boundaries of the contracts in the group. Cash flows are within the boundary of an insurance contract if they arise from substantive rights and obligations that exist during the reporting period in which the Group can compel the policyholder to pay the premiums or in which the Group has a substantive obligation to provide the policyholder with insurance contract services A substantive obligation to provide insurance contract services ends when:

•	the Group has the practical ability to reassess the risks of the particular policyholder and, as a result, can set a price or level of benefits that fully reflect those risks; or

•
the Group has the practical ability to reassess the risks of the portfolio of insurance contracts that contains the contract and, as a result, can set a price or level of benefits that fully reflects the risk of that portfolio; and the pricing of the premiums up to the date when the risks are reassessed does not take into account the risks that relate to periods after the reassessment date.

5) Measurement
A) Initial measurement
On initial recognition, the Group measures a group of insurance contracts at the total of:

•
the fulfilment cash flows, which comprise estimates of future cash flows, an adjustment to reflect the time value of money and the financial risks related to the future cash flows, and a risk adjustment for non-financial risk; and

•	the contractual service margin
Risk adjustment for non-financial risk of a group of insurance contracts is a liability that adjusts the estimate of the present value of the future cash flows to reflect the compensation that the entity requires for bearing the uncertainty about the amount and timing of the cash flows that arises from non-financial risk.
Contractual service margin of a group of insurance contracts is unearned profit that would be recognized by providing insurance service in the future. If the fulfilment cash flows of a group of insurance contracts at the date of initial recognition are a net inflow, contractual service margin is measured so that there is no revenue or expense in the group of insurance contracts at the date of initial recognition.
In contrast, if the fulfilment cash flows of a group of insurance contracts at the date of initial recognition are a net outflow, the group of insurance contracts is classified as onerous. And the Group recognizes a loss in profit or loss for the net outflow. The loss component, depicting the losses recognized, determines the amounts that are presented in profit or loss as reversals of losses on onerous groups and are consequently excluded from the determination of insurance revenue.
Representation of insurance contracts assets and insurance contracts liabilities are determined in accordance with a sum of fulfilment cash flows and contractual service margin, on a portfolio basis.
B) Subsequent measurement
The book amount of the group of insurance contracts as of the end of the reporting period is the sum of the liability for remaining coverage and the liability for incurred claims. The liability for remaining coverage consists of fulfilment cash flows and contractual service margin related to future services allocated to the group of insurance contracts as of the end of the reporting period. The liability for incurred claims consists of fulfilment cash flows related to past service allocated to the group at that date, including fulfilment cash flows for insurance claims and insurance costs that have not yet been paid.
The Group measures insurance contracts with direct participation features by applying the variable fee approach in accordance with IFRS 17
Insurance Contracts
. Under the variable fee approach, changes in the obligation to pay an amount equal to the fair value of the underlying items are not adjusted against the contractual service margin, whereas changes in the group’s share of the fair value of the underlying items and changes in fulfilment cash flows that do not vary based on the returns on the underlying items are adjusted against the contractual service margin.
C) Measurement of reinsurance contract
The Group applies the same accounting policies applied to the measurement of groups of insurance contracts to the measurement of groups of reinsurance contracts, except for the following.
The Group includes in the estimates of the present value of the future cash flows for the group of reinsurance contracts held the effect of any risk of non-performance by the issuer of the reinsurance contract, including the effects of collateral and losses from disputes. The effect of the reinsurer’s default risk is remeasured at the end of each reporting period, and the effect of changes in default risk are recognized in profit or loss.
The Group calculates risk adjustments for non-financial risks to reflect the risks transferred to the reinsurer.
Considering the characteristics of reinsurance contracts, even if the fulfilment cash flow at the time of initial recognition is a net outflow, the contract is neither classified as onerous group of contracts nor recognizes the expected net outflow in profit or loss.
The Group may use the premium allocation approach to simplify the measurement of a group of reinsurance contracts held, if at the inception of the group:

•	the Group reasonably expects the resulting measurement would not differ materially from the result of general insurance; or

•	the coverage period of each contract in the group of reinsurance contracts is one year or less.
6) Derecognition and modification
The Group derecognizes insurance contracts when the obligation specified in the insurance contract expires or is discharged or cancelled. Also, if the terms of an insurance contract are modified and certain conditions are met, the Group derecognizes the original contract and recognizes the modified contract as a new contract. If the contract terms are modified but the contract is not derecognized, it is accounted for as changes in accounting estimates of fulfillment cash flows.
7) Insurance revenue and insurance service expenses
The Group recognizes insurance revenue as the provision of services arising from the group of insurance contracts at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those services. Insurance revenue related to insurance services provided during the reporting period depicts the changes in the liability for remaining coverage related to the consideration of which the entity expects.
Contractual service margin recognized as insurance service revenue during the reporting period is recognized as amount allocated to coverage units provided during the reporting period. The allocation of closing remaining contractual service margin before amortization by the group of insurance contracts is made proportionately between the coverage units provided during the reporting period and those provided afterwards. The number of coverage units is the quantitative unit of insurance contract services provided by the contracts, and it is determined by considering the quantitative unit of benefits and its expected duration.
Incurred claims (excluding repayments of investment components), other incurred insurance service expenses, amortization of insurance acquisition cash flows, changes in fulfilment cash flows relating to the liability for incurred claims and losses on onerous groups of contracts and reversals of such losses are recognized as insurance service expenses.

The Group determines insurance revenue related to insurance acquisition cash flows by allocating those cash flows to each reporting period in a systematic way on the basis of the passage of time. The Group recognizes the same amount as insurance service expenses. Loss components are systematically allocated resulting in the total amounts allocated to the loss component being equal to zero by the end of the coverage period of a group of contracts. Loss components are systematically allocated to each reporting period in proportion to beginning balance of loss components to the sum of present value of beginning expected cash outflows and risk adjustments for beginning non-financial risk. The loss component allocated to current year is excluded from recognition by the same amount as insurance service revenue and expenses.
8) Reinsurance revenue and reinsurance service expenses
The Group presents separately the amounts recovered from the reinsurer and an allocation of the premiums paid. The Group recognizes the amount covered or other services provided in the group of reinsurance contracts as reinsurance service expense. Reinsurance expense related to services provided by reinsurance contract during the reporting period represents the changes in reinsurance assets for remaining coverage related to services that the Group compensated. The Group recognizes the amounts collected from reinsurers as reinsurance service revenue.
9) Insurance Finance Income or Expenses
Insurance finance income or expenses (Reinsurance finance income or expenses) comprises the change in the book amount of the group of insurance contracts and the group of reinsurance contracts arising from the time value of money with its change effect and financial risk with its change effect. The Group determines the systematic allocation of insurance finance income or expenses between profit or loss and other comprehensive income by each portfolio. The Group systematically allocates the expected total insurance finance income or expenses over the duration of the group of contracts and recognizes insurance finance income or expenses for current period as profit or loss and the remainders as other comprehensive income.
In the case of a group of insurance contracts with direct participation features that hold underlying items, the Group subdivides insurance finance income and expenses by applying the current period book yield approach in order to recognize in profit or loss the amount that eliminates accounting mismatches from gains or losses on the underlying items held. In addition, for certain groups of insurance contracts to which risk mitigation is applied, the Group elects to apply an approach that does not recognize changes in the contractual service margin for the effects of changes in the time value of money and financial risk on the entity’s share and on the fulfilment cash flows.
Furthermore, in case of a group of insurance contracts with direct participation features that does not hold underlying items and a group of insurance contracts where changes in assumptions regarding financial risks have a significant impact on the amount payable to policyholders, the Group applies either the effective yield approach or the projected crediting rate approach and systematically allocates the insurance finance income or expenses. The insurance finance income and expenses for other insurance contract groups are calculated applying the discount rate at initial recognition.
The insurance finance income and expenses arising from the contractual service margin for insurance contract groups with direct participation features shall be determined using an allocation method consistent with the future cash flows, and those for insurance contract groups without direct participation features are systematically allocated using the discount rate applied at initial recognition.
When the Group derecognizes an insurance contract because it transfers the contract to a third party or the terms of an insurance contract are modified, the remaining amount recognized in other comprehensive income for the group is reclassified to profit or loss as a reclassification adjustment, in accordance with the accounting policy elected for the portfolio.

10) Changes in estimates of future cash flows arising from the exercise of discretion
The Group has defined the discretion as the adjustment rate applied to the standard interest rate in the case of interest-linked insurance contracts, and the policyholder’s share ratio in the profits of dividend products in the case of participating insurance. The Group deems changes in discretionary cash flows to be related to future service and adjusts the contractual service margin accordingly.
11) Calculation of investment components
The Group has calculated the investment component as the amount not exceeding the total premium amount with interests that the Group must repay to the policyholder under the insurance contract (such as maturity refunds) regardless of the occurrence of the insured event. Investment components are excluded from the calculation of insurance service revenue and insurance service expense.
12) Calculation of coverage units
The Group calculates profit from contractual service margin by providing services based on the number of coverage units for a group of insurance contracts. The number of coverage units for a group of insurance contracts is determined by the quantitative unit of insurance contract service and its expected duration.